INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
INVENTORIES, NET
INVENTORIES

NOTE 3.  INVENTORIES

Inventories at each respective period consisted of the following:

	September 30,	December 31,
	2011	2010
	(unaudited)
	(in thousands)

Finished product ready for sale	$337,710	$319,212
Work-in-process, bulk product and raw materials	71,628	57,165
Packaging supplies	6,944	5,572
Total	$416,282	$381,949

NOTE 4. INVENTORIES, NET

          Inventories at each respective period consisted of the following:

	December 31,
	Net Carrying Value
	2010	2009
	(in thousands)
Finished product ready for sale	$319,212	$311,422
Work-in-process, bulk product and raw materials	57,165	53,515
Packaging supplies	5,572	5,555

	$381,949	$370,492